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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21852

Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2011

Item 1. Schedule of Investments.

Investments in Affiliated Funds

Columbia Income Builder Fund

October 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 27.1%
International 1.9%
Columbia Multi-Advisor International Equity Fund	1,331,998	$14,665,301

Real Estate 5.2%
Columbia Real Estate Equity Fund (a)	3,108,822	40,383,599

U.S. Large Cap 14.8%
Columbia Dividend Opportunity Fund	10,152,756	80,612,879
Columbia Large Value Quantitative Fund (a)	4,839,474	34,602,242
Total		115,215,121

U.S. Small Cap 5.2%
Columbia Small Cap Value Fund I	913,456	40,064,154
Total Equity Funds (Cost: $200,777,099)		$210,328,175

Fixed-Income Funds 64.8%
Emerging Markets 5.0%
Columbia Emerging Markets Bond Fund (a)	3,422,509	38,879,698

Floating Rate 6.9%
Columbia Floating Rate Fund (a)	6,179,729	53,392,860

High Yield 14.7%
Columbia High Yield Bond Fund (a)	41,431,616	113,936,945

Inflation Protected Securities 4.7%
Columbia Inflation Protected Securities Fund (a)	3,280,132	36,671,870

International 1.9%
Columbia International Bond Fund (a)	1,279,807	14,653,793

	Shares	Value

Fixed-Income Funds (continued)
Investment Grade 31.6%
Columbia Diversified Bond Fund	18,199,201	$93,907,881
Columbia Limited Duration Credit Fund	2,999,905	29,939,052
Columbia U.S. Government Mortgage Fund (a)	21,925,308	121,027,699
Total		244,874,632
Total Fixed-Income Funds (Cost: $463,882,027)		$502,409,798

Alternative Investments 7.9%
Columbia Absolute Return Currency and Income Fund(a)(b)	1,489,860	15,062,489
Columbia Absolute Return Multi-Strategy Fund(a)(b)	2,297,317	22,697,489
Columbia Convertible Securities Fund	1,667,168	23,440,379
Total Alternative Investments (Cost: $63,648,955)		$61,200,357

Money Market Funds 0.1%
Columbia Money Market Fund, 0.008%(c)	761,372	761,372
Total Money Market Funds (Cost: $761,372)		$761,372
Total Investments in Affiliated Funds
(Cost: $729,069,453) (d)		$774,699,702(e)
Other Assets and Liabilities		325,192
Net Assets		$775,024,894

Notes to Investments in Affiliated Funds

(a)

The Fund does not invest in underlying funds for the purpose of exercising management control. At October 31, 2011, the Fund held the following positions, which exceed 5% of the underlying fund’s shares outstanding:

Underlying Fund	Percent of Shares Held
Columbia International Bond Fund	24.48%
Columbia Floating Rate Fund	11.15
Columbia Large Value Quantitative	10.74
Columbia Absolute Return Currency and Income Fund	10.46
Columbia Absolute Return Multi-Strategy Fund	9.90
Columbia U.S. Government Mortgage Fund	9.53
Columbia Emerging Markets Bond Fund	8.93
Columbia Inflation Protected Securities Fund	7.53
Columbia Real Estate Equity Fund	7.15
Columbia High Yield Bond Fund	6.96

(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2011.

(d)

At October 31, 2011, the cost of securities for federal income tax purposes was approximately $729,069,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$56,504,000
Unrealized Depreciation	(10,873,000)
Net Unrealized Appreciation	$45,631,000

(e)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•      Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•      Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•      Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of October 31, 2011:

Fair value at October 31, 2011
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets(a)	inputs

Investments in Affiliated Funds	$774,699,702	$—	$—	$774,699,702

(a) There were no significant transfers between Levels 1 and 2 during the period.

Investments in Affiliated Funds

Columbia Portfolio Builder Conservative Fund

October 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 15.0%
Dividend Income 3.6%
Columbia Dividend Income Fund	402,968	$5,359,476
Columbia Dividend Opportunity Fund	676,554	5,371,834
Total		10,731,310

International 2.7%
Columbia Acorn International Fund	12,196	443,689
Columbia Asia Pacific ex-Japan Fund	290,491	2,251,302
Columbia Emerging Markets Fund	98,990	935,453
Columbia European Equity Fund	820,075	4,510,414
Total		8,140,858

U.S. Large Cap 7.1%
Columbia Contrarian Core Fund	488,840	6,931,745
Columbia Large Cap Core Fund	119,443	1,528,875
Columbia Large Cap Growth Fund	160,874	3,812,710
Columbia Large Core Quantitative Fund	674,183	3,829,361
Columbia Large Growth Quantitative Fund	590,555	5,362,243
Total		21,464,934

U.S. Mid Cap 1.6%
Columbia Mid Cap Growth Fund (a)	87,606	2,328,577
Columbia Mid Cap Value Fund	61,345	786,440
Columbia Mid Cap Value Opportunity Fund	210,398	1,559,051
Total		4,674,068
Total Equity Funds (Cost: $41,151,205)		$45,011,170

	Shares	Value

Fixed-Income Funds 77.6%
Emerging Markets 5.1%
Columbia Emerging Markets Bond Fund	1,338,812	$15,208,904

Inflation Protected Securities 5.0%
Columbia Inflation Protected Securities Fund	1,350,296	15,096,312

Investment Grade 67.5%
CMG Ultra-Short Term Bond Fond	1,646,836	14,805,059
Columbia Corporate Income Fund	5,406,020	54,546,739
Columbia Limited Duration Credit Fund	3,314,810	33,081,809
Columbia U.S. Government Mortgage Fund (b)	13,979,694	77,167,910
Columbia U.S. Treasury Index Fund (b)	2,016,548	23,674,268
Total		203,275,785
Total Fixed-Income Funds (Cost: $228,220,119)		$233,581,001

Alternative Investments 7.4%
Columbia Absolute Return Emerging Markets Macro Fund(a)	400,888	4,065,002
Columbia Absolute Return Multi-Strategy Fund(a)	598,111	5,909,341
Columbia Convertible Securities Fund	880,899	12,385,433
Total Alternative Investments (Cost: $23,265,260)		$22,359,776

Total Investments in Affiliated Funds
(Cost: $292,636,584) (c)		$300,951,947(d)
Other Assets and Liabilities		98,851
Net Assets		$301,050,798

Notes to Investments in Affiliated Funds

(a)	Non-income producing.
(b)

The Fund does not invest in underlying funds for the purpose of exercising management control. At October 31, 2011, the Fund held the following positions, which exceed 5% of the underlying fund’s shares outstanding:

Underlying Fund	Percent of Shares Held
Columbia U.S. Government Mortgage Fund	6.08%
Columbia U.S. Treasury Index Fund	5.13

(c)

At October 31, 2011, the cost of securities for federal income tax purposes was approximately $292,637,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$9,618,000
Unrealized Depreciation	(1,303,000)
Net Unrealized Appreciation	$8,315,000

(d)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•      Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•      Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•      Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of October 31, 2011:

Fair value at October 31, 2011
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets(a)	inputs

Investments in Affiliated Funds	$300,951,947	$—	$—	$300,951,947

(a) There were no significant transfers between Levels 1 and 2 during the period.

Investments in Affiliated Funds

Columbia Portfolio Builder Moderate Fund

October 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 45.6%
Dividend Income 3.5%
Columbia Dividend Income Fund	3,719,080	$49,463,763
International 10.1%
Columbia Acorn International Fund	225,208	8,193,073
Columbia Asia Pacific ex-Japan Fund (a)	5,360,538	41,544,174
Columbia Emerging Markets Fund	1,826,066	17,256,322
Columbia European Equity Fund (a)	13,596,190	74,779,044
Total		141,772,613
Real Estate 1.1%
Columbia Real Estate Equity Fund	1,190,939	15,470,298
U.S. Large Cap 22.0%
Columbia Contrarian Core Fund	3,759,129	53,304,454
Columbia Dividend Opportunity Fund	5,350,915	42,486,265
Columbia Large Cap Core Fund	1,653,317	21,162,455
Columbia Large Cap Growth Fund	1,335,555	31,652,646
Columbia Large Core Quantitative Fund	7,463,063	42,390,198
Columbia Large Growth Quantitative Fund (a)	5,055,627	45,905,089
Columbia Select Large Cap Growth Fund (b)	3,323,515	42,341,582
Columbia Select Large-Cap Value Fund (a)	1,940,841	28,957,350
Total		308,200,039
U.S. Mid Cap 6.9%
Columbia Mid Cap Growth Fund (b)	1,752,507	46,581,637
Columbia Mid Cap Value Fund	1,412,688	18,110,662
Columbia Mid Cap Value Opportunity Fund	4,362,318	32,324,775
Total		97,017,074
U.S. Small Cap 2.0%
Columbia Multi-Advisor Small Cap Value Fund (b)	1,962,226	10,831,488
Columbia Select Smaller-Cap Value Fund (b)	236,557	3,626,424
Columbia Small Cap Growth Fund I (b)	470,061	14,383,856
Total		28,841,768
Total Equity Funds (Cost: $598,571,134)		$640,765,555

	Shares	Value

Fixed-Income Funds 47.6%
Emerging Markets 2.0%
Columbia Emerging Markets Bond Fund (a)	2,469,428	$28,052,703
Inflation Protected Securities 2.0%
Columbia Inflation Protected Securities Fund (a)	2,493,930	27,882,130
Investment Grade 43.6%
Columbia Corporate Income Fund (a)	9,001,806	90,828,225
Columbia Diversified Bond Fund (a)	65,281,272	336,851,363
Columbia Income Opportunities Fund	5,977,765	57,147,432
Columbia Limited Duration Credit Fund	3,121,320	31,150,768
Columbia U.S. Government Mortgage Fund (a)	12,400,357	68,449,973
Columbia U.S. Treasury Index Fund (a)	2,325,605	27,302,606
Total		611,730,367
Total Fixed-Income Funds (Cost: $627,632,830)		$667,665,200

Alternative Investments 6.8%
Columbia Absolute Return Emerging Markets Macro Fund(a)(b)	2,491,112	25,259,875
Columbia Absolute Return Multi-Strategy Fund(a)(b)	3,447,536	34,061,661
Columbia Convertible Securities Fund(a)	2,537,477	35,676,924
Total Alternative Investments (Cost: $96,517,152)		$94,998,460

Money Market Funds —%
Columbia Money Market Fund, 0.008%(c)	1	1
Total Money Market Funds (Cost: $1)		$1
Total Investments in Affiliated Funds (Cost: $1,322,721,117) (d)		$1,403,429,216(e)
Other Assets and Liabilities		217,968
Net Assets		$1,403,647,184

Notes to Investments in Affiliated Funds

(a)                                  The Fund does not invest in underlying funds for the purpose of exercising management control. At October 31, 2011, the Fund held the following positions, which exceed 5% of the underlying fund’s shares outstanding:

Underlying Fund	Percent of Shares Held
Columbia European Equity Fund	19.48%
Columbia Asia Pacific ex-Japan Fund	17.57
Columbia Absolute Return Multi-Strategy Fund	14.85
Columbia Absolute Return Emerging Markets Macro Fund	13.20
Columbia Corporate Income Fund	7.68
Columbia Large Growth Quantitative Fund	7.41
Columbia Diversified Bond Fund	7.21
Columbia Convertible Securities Fund	6.93
Columbia Emerging Markets Bond Fund	6.44
Columbia U.S. Treasury Index Fund	5.92
Columbia Inflation Protected Securities Fund	5.72
Columbia U.S. Government Mortgage Fund	5.39
Columbia Select Large-Cap Value Fund	5.36

(b)                                  Non-income producing.

(c)                                  The rate shown is the seven-day current annualized yield at October 31, 2011.

(d)                                  At October 31, 2011, the cost of securities for federal income tax purposes was approximately $1,322,721,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$90,313,000
Unrealized Depreciation	(9,605,000)
Net Unrealized Appreciation	$80,708,000

(e)                                  Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of October 31, 2011:

Fair value at October 31, 2011
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets(a)	inputs

Investments in Affiliated Funds	$1,403,429,216	$—	$—	$1,403,429,216

(a) There were no significant transfers between Levels 1 and 2 during the period.

Investments in Affiliated Funds

Columbia Portfolio Builder Moderate Aggressive Fund

October 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 62.0%
Dividend Income 2.2%
Columbia Dividend Income Fund	1,944,954	$25,867,892
International 14.3%
Columbia Acorn International Fund	244,257	8,886,065
Columbia Asia Pacific ex-Japan Fund (a)	5,806,320	44,998,976
Columbia Emerging Markets Fund (a)	3,214,617	30,378,134
Columbia European Equity Fund (a)	14,402,682	79,214,753
Total		163,477,928
Real Estate 2.2%
Columbia Real Estate Equity Fund	1,917,423	24,907,318
U.S. Large Cap 30.5%
Columbia Contrarian Core Fund	3,664,132	51,957,389
Columbia Diversified Equity Income Fund	3,347,528	31,734,566
Columbia Dividend Opportunity Fund	3,624,132	28,775,610
Columbia Large Cap Core Fund	2,461,399	31,505,901
Columbia Large Cap Growth Fund	1,687,536	39,994,603
Columbia Large Core Quantitative Fund	7,071,900	40,168,390
Columbia Large Growth Quantitative Fund (a)	4,420,915	40,141,911
Columbia Select Large Cap Growth Fund (b)	3,372,471	42,965,278
Columbia Select Large-Cap Value Fund (a)	2,757,259	41,138,308
Total		348,381,956
U.S. Mid Cap 9.7%
Columbia Mid Cap Growth Fund (b)	2,080,004	55,286,511
Columbia Mid Cap Value Fund	1,606,609	20,596,725
Columbia Mid Cap Value Opportunity Fund	4,724,859	35,011,207
Total		110,894,443
U.S. Small Cap 3.1%
Columbia Multi-Advisor Small Cap Value Fund (b)	2,656,521	14,663,998

	Shares	Value

Equity Funds (continued)
U.S. Small Cap (continued)
Columbia Select Smaller-Cap Value Fund (b)	192,168	$2,945,936
Columbia Small Cap Growth Fund I (b)	573,507	17,549,313
Total		35,159,247
Total Equity Funds (Cost: $657,352,214)		$708,688,784

Fixed-Income Funds 32.5%
Emerging Markets 1.0%
Columbia Emerging Markets Bond Fund	1,002,702	11,390,695
Inflation Protected Securities 2.0%
Columbia Inflation Protected Securities Fund	2,022,989	22,617,021
Investment Grade 29.5%
Columbia Corporate Income Fund (a)	11,246,927	113,481,498
Columbia Income Opportunities Fund	4,847,437	46,341,495
Columbia U.S. Government Mortgage Fund (a)	24,158,265	133,353,621
Columbia U.S. Treasury Index Fund (a)	3,776,154	44,332,052
Total		337,508,666
Total Fixed-Income Funds (Cost: $363,280,586)		$371,516,382

Alternative Investments 5.5%
Columbia Absolute Return Emerging Markets Macro Fund(a)(b)	2,890,923	29,313,956
Columbia Absolute Return Enhanced Multi-Strategy Fund(a)(b)	1,133,968	11,033,511
Columbia Convertible Securities Fund	1,649,724	23,195,115
Total Alternative Investments (Cost: $65,055,563)		$63,542,582
Total Investments in Affiliated Funds (Cost: $1,085,688,363) (c)		$1,143,747,748(d)
Other Assets and Liabilities		(486,418)
Net Assets		$1,143,261,330

Notes to Investments in Affiliated Funds

(a)                                  The Fund does not invest in underlying funds for the purpose of exercising management control. At October 31, 2011, the Fund held the following positions, which exceed 5% of the underlying fund’s shares outstanding:

Underlying Fund	Percent of Shares Held
Columbia European Equity Fund	20.66%
Columbia Asia Pacific ex-Japan Fund	19.05
Columbia Absolute Return Emerging Markets Macro Fund	15.32
Columbia U.S. Government Mortgage Fund	10.52
Columbia U.S. Treasury Index Fund	9.63
Columbia Corporate Income Fund	9.60
Columbia Absolute Return Enhanced Multi-Strategy Fund	9.54
Columbia Select Large-Cap Value Fund	7.62
Columbia Emerging Markets Fund	6.80
Columbia Large Growth Quantitative Fund	6.49

(b)                                  Non-income producing.

(c)                                  At October 31, 2011, the cost of securities for federal income tax purposes was approximately $1,085,688,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$66,866,000
Unrealized Depreciation	(8,806,000)
Net Unrealized Appreciation	$58,060,000

(d)                                  Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                        Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                        Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                        Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of October 31, 2011:

Fair value at October 31, 2011
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets(a)	inputs

Investments in Affiliated Funds	$1,143,747,748	$—	$—	$1,143,747,748

(a) There were no significant transfers between Levels 1 and 2 during the period.

Investments in Affiliated Funds

Columbia Portfolio Builder Aggressive Fund

October 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 76.9%
Dividend Income 3.8%
Columbia Dividend Income Fund	1,553,922	$20,667,169
International 18.7%
Columbia Acorn International Fund	154,046	5,604,196
Columbia Asia Pacific ex-Japan Fund (a)	3,659,232	28,359,052
Columbia Emerging Markets Fund	2,137,343	20,197,888
Columbia European Equity Fund (a)	8,879,041	48,834,723
Total		102,995,859
Real Estate 3.2%
Columbia Real Estate Equity Fund	1,378,108	17,901,622
U.S. Large Cap 34.9%
Columbia Contrarian Core Fund	2,247,534	31,870,034
Columbia Diversified Equity Income Fund	1,898,951	18,002,060
Columbia Dividend Opportunity Fund	2,782,631	22,094,089
Columbia Large Cap Core Fund	1,289,176	16,501,450
Columbia Large Cap Growth Fund	925,871	21,943,146
Columbia Large Core Quantitative Fund	3,880,173	22,039,383
Columbia Large Growth Quantitative Fund	2,425,004	22,019,034
Columbia Select Large Cap Growth Fund (b)	2,052,091	26,143,643
Columbia Select Large-Cap Value Fund	758,413	11,315,514
Total		191,928,353
U.S. Mid Cap 12.2%
Columbia Mid Cap Growth Fund (b)	1,260,743	33,510,541
Columbia Mid Cap Value Fund	881,540	11,301,337
Columbia Mid Cap Value Opportunity Fund	3,024,469	22,411,318
Total		67,223,196

	Shares	Value

Equity Funds (continued)
U.S. Small Cap 4.1%
Columbia Multi-Advisor Small Cap Value Fund (b)	1,530,525	$8,448,500
Columbia Select Smaller-Cap Value Fund (b)	276,748	4,242,547
Columbia Small Cap Growth Fund I (b)	321,040	9,823,818
Total		22,514,865
Total Equity Funds (Cost: $394,344,059)		$423,231,064

Fixed-Income Funds 17.6%
Investment Grade 17.6%
Columbia Corporate Income Fund	3,779,347	38,133,608
Columbia Income Opportunities Fund	1,163,526	11,123,309
Columbia U.S. Government Mortgage Fund	6,765,353	37,344,752
Columbia U.S. Treasury Index Fund	906,451	10,641,731
Total		97,243,400
Total Fixed-Income Funds (Cost: $95,138,222)		$97,243,400

Alternative Investments 5.5%
Columbia Absolute Return Emerging Markets Macro Fund(a)(b)	1,923,796	19,507,295
Columbia Absolute Return Enhanced Multi-Strategy Fund(a)(b)	1,090,516	10,610,721
Total Alternative Investments (Cost: $30,087,016)		$30,118,016
Total Investments in Affiliated Funds
(Cost: $519,569,297) (c)		$550,592,480(d)
Other Assets and Liabilities		(95,967)
Net Assets		$550,496,513

Notes to Investments in Affiliated Funds

(a)

The Fund does not invest in underlying funds for the purpose of exercising management control. At October 31, 2011, the Fund held the following positions, which exceed 5% of the underlying fund’s shares outstanding:

Underlying Fund	Percent of Shares Held
Columbia European Equity Fund	12.73%
Columbia Asia Pacific ex-Japan Fund	12.00
Columbia Absolute Return Emerging Markets Macro Fund	10.20
Columbia Absolute Return Enhanced Multi-Strategy Fund	9.17

(b)	Non-income producing.

(c)

At October 31, 2011, the cost of securities for federal income tax purposes was approximately $519,569,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$34,928,000
Unrealized Depreciation	(3,905,000)
Net Unrealized Appreciation	$31,023,000

(d)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of October 31, 2011:

Fair value at October 31, 2011
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets(a)	inputs

Investments in Affiliated Funds	$550,592,480	$—	$—	$550,592,480

(a) There were no significant transfers between Levels 1 and 2 during the period.

Investments in Affiliated Funds

Columbia Portfolio Builder Moderate Conservative Fund

October 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 29.4%
Dividend Income 2.3%
Columbia Dividend Income Fund	875,394	$11,642,742
International 6.0%
Columbia Acorn International Fund	48,080	1,749,132
Columbia Asia Pacific ex-Japan Fund	1,145,893	8,880,667
Columbia Emerging Markets Fund (a)	390,271	3,688,065
Columbia European Equity Fund (b)	2,936,167	16,148,920
Total		30,466,784
U.S. Large Cap 15.7%
Columbia Contrarian Core Fund	1,193,098	16,918,132
Columbia Dividend Opportunity Fund	2,613,013	20,747,325
Columbia Large Cap Core Fund	504,609	6,458,998
Columbia Large Cap Growth Fund	435,048	10,310,644
Columbia Large Core Quantitative Fund	1,822,675	10,352,790
Columbia Large Growth Quantitative Fund	1,711,166	15,537,383
Total		80,325,272
U.S. Mid Cap 4.4%
Columbia Mid Cap Growth Fund (b)	395,018	10,499,576
Columbia Mid Cap Value Fund	310,562	3,981,412
Columbia Mid Cap Value Opportunity Fund	1,065,566	7,895,841
Total		22,376,829
U.S. Small Cap 1.0%
Columbia Multi-Advisor Small Cap Value Fund (b)	239,597	1,322,573
Columbia Small Cap Growth Fund I (b)	128,884	3,943,867
Total		5,266,440
Total Equity Funds (Cost: $137,540,717)		$150,078,067

	Shares	Value

Fixed-Income Funds 63.6%
Emerging Markets 5.1%
Columbia Emerging Markets Bond Fund	2,262,330	$25,700,072
Inflation Protected Securities 3.0%
Columbia Inflation Protected Securities Fund	1,370,103	15,317,745
Investment Grade 55.5%
CMG Ultra-Short Term Bond Fond	1,113,250	10,008,122
Columbia Corporate Income Fund (a)	8,627,487	87,051,346
Columbia Income Opportunities Fund	1,105,493	10,568,511
Columbia Limited Duration Credit Fund	3,564,494	35,573,646
Columbia U.S. Government Mortgage Fund (a)	20,896,718	115,349,882
Columbia U.S. Treasury Index Fund (a)	2,129,856	25,004,514
Total		283,556,021
Total Fixed-Income Funds (Cost: $318,072,152)		$324,573,838

Alternative Investments 7.0%
Columbia Absolute Return Emerging Markets Macro Fund (a)(b)	1,529,959	15,513,790
Columbia Absolute Return Multi-Strategy Fund (b)	1,010,670	9,985,418
Columbia Convertible Securities Fund	745,724	10,484,881
Total Alternative Investments (Cost: $36,884,551)		$35,984,089

Money Market Funds —%
Columbia Money Market Fund, 0.008%(c)	1	1
Total Money Market Funds (Cost: $1)		$1
Total Investments in Affiliated Funds
(Cost: $492,497,421) (d)		$510,635,995(e)
Other Assets and Liabilities		(24,549)
Net Assets		$510,611,446

Notes to Investments in Affiliated Funds

(a)

The Fund does not invest in underlying funds for the purpose of exercising management control. At October 31, 2011, the Fund held the following positions, which exceed 5% of the underlying fund’s shares outstanding:

Underlying Fund	Percent of Shares Held
Columbia U.S. Government Mortgage Fund	9.09%
Columbia Absolute Return Emerging Markets Macro Fund	8.11
Columbia Corporate Income Fund	7.36
Columbia Emerging Markets Fund	5.90
Columbia U.S. Treasury Index Fund	5.42

(b)	Non-income producing.

(c)	The rate shown is the seven-day current annualized yield at October 31, 2011.
(d)

At October 31, 2011, the cost of securities for federal income tax purposes was approximately $492,497,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$20,512,000
Unrealized Depreciation	(2,373,000)
Net Unrealized Appreciation	$18,139,000

(e)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of October 31, 2011

Fair value at October 31, 2011
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets(a)	inputs

Investments in Affiliated Funds	$510,635,995	$—	$—	$510,635,995

(a) There were no significant transfers between Levels 1 and 2 during the period.

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Columbia Funds Series Trust II

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date	December 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date	December 22, 2011

By	/s/ Michael G. Clarke
Michael G. Clarke
Treasurer and Principal Financial Officer

Date	December 22, 2011